Land use rights, net	12 Months Ended
Dec. 31, 2023
Land use rights, net
Land use rights, net

14.  Land use rights, net

Land use rights consist of the following:

	December 31,
	2022	2023
	US$	US$

Gross carrying amount	380,797	374,447
Less: accumulated amortization	(50,792)	(58,377)

Land use rights, net	330,005	316,070

Amortization expense for the years ended December 31, 2021, 2022 and 2023 were US$8,607, US$9,053 and US$8,473, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of land use rights
US$

2024	8,432
2025	8,432
2026	8,432
2027	8,432
2028	8,432